Equity	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
EQUITY
13.	EQUITY

Stock Option Plan

Under the employee stock option plan, the Company's stock options generally expire ten years from the date of grant.

The following is a summary of the option activity:

Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value (1)
Outstanding as of December 31, 2018	881,867	$2.34	$-
Forfeited	(93,000)
Exercised	-
Outstanding as of June 30, 2019	788,867	2.34	$-
Exercisable as of June 30, 2019	762,667	2.42	$-

(1)	The intrinsic value of the stock options at June 30, 2019 is the amount by which the market value of the Company's common stock of $1.23 as of June 30, 2019 exceeds the exercise price of the options.

As of June 30, 2019, 26,200 options have not been vested. For the six months ended June 30, 2019 and 2018, the Company recognized $69,177 and $166,210 respectively, as compensation expense under its stock option plan. As of June 30, 2019, unrecognized share-based compensation expense related to options was $16,577.